Other Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Other Accounts Payable and Accrued Expenses
Note 8 - Other Accounts Payable and Accrued Expenses

	December 31,	December 31,
	2023	2022
	$ thousands	$ thousands
Employees and payroll accruals	14,079	10,047
Provision for warranty costs	1,694	1,401
Government authorities	2,364	1,815
Accrued expenses	2,491	2,376
Advanced payments from customers	3,282	3,604
Hedging Liability	-	1,423
Other	15	198

	23,925	20,864